Accrued Expenses - Related Party (Details Narrative) (10-K) - USD ($)	Dec. 31, 2020	Mar. 31, 2020	Mar. 31, 2019
Accrued expenses, related party	$ 9,615	$ 252,607	$ 576,393
Accounts payable	555,960	556,653	524,273
Accrued salaries and payroll taxes payable	226,722	237,404	330,717
Related Party [Member]
Accrued expenses, related party	$ 9,615	252,607	576,393
Accounts payable		38,954	89,186
Accrued salaries and payroll taxes payable		$ 213,653	$ 487,207